Long-Term Investments	12 Months Ended
Jun. 30, 2023
Long Term Investments [Abstract]
LONG-TERM INVESTMENTS
10 -	LONG-TERM INVESTMENTS

As of June 30, 2023 and 2022, long-term investments consisted of the following:

	As of June 30,
	2023	2022
Equity investment accounted for using the equity method (a)	$—	$24,989,651
Equity investment without readily determinable fair value measured at Measurement Alternative (b)	—	22,395
	$—	$25,012,046

(a)	For the years ended June 30, 2023, 2022 and 2021, the movement of equity investments accounted for using the equity method consisted of the following:

	For the Years Ended June 30,
	2023	2022	2021
Balance at beginning of the year	$24,989,651	$771,520	$—
Investment in Beijing Deran	—	—	756,558
Investment in Beijing Hongxin Wanda Technology Co., Ltd. (“Hongxin Wanda”)	—	25,559,996	—
Business combination achieved in stages	—	(996,954)	—
Gain (loss) from equity method investments	—	580,816	(4,320)
Change of accounting method	(23,083,197)	—	—
Effects of foreign exchange rate	(1,906,454)	(925,727)	19,282
Balance at end of the year	$—	$24,989,651	$771,520

Beijing Deran

In May 2021, BJY acquired 33.38% equity interest in Beijing Deran, at cash consideration of made investment of $756,558. In May 2021, BJY paid the cash consideration of $378,279 and had an outstanding investment payable of $387,975 as of June 30, 2021, which was fully paid in July 2021.

Beijing Deran was engaged in AI solution system. The investment was for the purpose of diversifying the product lines. BJY is able to exercise significant influence over Beijing Deran, and the investment is accounted for using the equity method. For the years ended June 30, 2022 and 2021, equity investment gain of $8,166 and loss of $4,320 was recognized in the consolidated statements of operations and comprehensive income (loss), respectively.

On March 24, 2022, BaiJiaYun VIE acquired an additional 17.62% equity interest in Beijing Deran, at total consideration of $830,324. As a result, equity interest in Beijing Deran increased to 51%, and Beijing Deran became a consolidated subsidiary of BJY. The equity interest in Beijing Deran immediately before the acquisition date was remeasured to the fair value of $996,954, resulting in a gain of $203,473 which was included in gain (loss) from equity method investments, net in the consolidated statements of operations and comprehensive income (loss). Also see Note 4.

Hongxin Wanda

In October 2021, BJY made investments of $12,779,998 (RMB 82,500,000) to acquire 15% equity interest in Hongxin Wanda, which is a privately held entity. BJY was entitled to assign a director to the board of Hongxin Wanda, and has exercised significant influence over the investee. The investment was accounted for using the equity method. In April 2022, BJY made an additional investment of $12,779,998 (RMB 82,500,000) to acquire another 15% equity interest in Hongxin Wanda. During the year ended June 30, 2023, the Company concluded it lost the significant influence over Hongxin Wanda. Therefore, the Company ceased to account for the investment in Hongxin Wanda under the equity method since July 1, 2022.

The net gain recognized under equity method from holding the investment in Hongxin Wanda of $368,178 for the year ended June 30, 2022 were included in the consolidated statements of operations and comprehensive income (loss).

As of June 30, 2023 and 2022, the Company did not note other-than-temporary decline in fair value below the carrying value of the investments and did not accrue any impairment against the investments.

(b)	For the years ended June 30, 2023, 2022 and 2021, the movement of equity investments without readily determinable fair value measured at Measurement Alternative consisted of the following:

	For the Years Ended June 30,
	2023	2022	2021
Balance at beginning of the year	$22,395	$23,232	$—
Investment in Wuhan Qiyunshilian	—	—	77,015
Transfer of investment in Wuhan Qiyunshilian	—	—	(54,364)
Business combination achieved in stages	(20,686)	—	—
Change of accounting method	23,083,197	—	—
Investment classified as held for sale asset	(23,083,197)	—	—
Effects of foreign exchange rate	(1,709)	(837)	581
Balance at end of the year	$—	$22,395	$23,232

Wuhan Qiyunshilian

In January 2021, BJY and a third-party entity set up Wuhan Qiyunshilian, over which BJY paid up $77,015 and owned 51% of the equity interest in Wuhan Qiyunshilian. In February 2021, BaiJiaYun VIE transferred 36% equity interest in Wuhan Qiyunshilian to an unrelated third-party at cash consideration of $54,364. As of June 30, 2022 and 2021, BJY had 15% equity interest in Wuhan Qiyunshilian. Because the investment and transfer of investment happened concurrently with the same price for each unit of equity interest, and Wuhan Qinyunshilian did not commence operations in January 2021, the Company combined the investment and transfer of investment and accounted for the transaction as an investment in privately held investment using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

In June 2023, the Company entered into an equity acquisition agreement with shareholders of Wuhan Qiyunshilian to acquire 85% equity interest of Wuhan Qiyunshilian for a total consideration of RMB500,000 ($68,953) in cash. The acquisition was closed On June 13, 2023. Upon completion of the acquisition, the Company obtained 100% equity interest in Wuhan Qiyunshilian. Also see Note 4.

As of June 30, 2022 and 2021, BJY had 15% equity interest in Wuhan Qiyunshilian amounting to $22,395 and $23,232, respectively. For the year ended June 30, 2023, 2022 and 2021, the Company did not identify orderly transactions for similar investments of the investee, or any impairment indicators, and the Company did not record upward or downward adjustments or impairment against the investment.

Hongxin Wanda

Since July 1, 2022, the Company ceased to account for the investment in Hongxin Wanda under the equity method. With the consideration that Hongxin Wanda is a privately held company without readily determinable fair value, the Company carried the investment in Hongxin Wanda as equity investment without readily determinable fair value measured at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. For the year ended June 30, 2023, the Company did not identify orderly transactions for similar investments of the investee, or any impairment indicators, and the Company did not record upward or downward adjustments or impairment against the investment.

In June 2023, the Company entered into 1) an agreement to sell 15% of the equity interest in Hongxin Wanda to Gangjiang Li, Chairman of the Board and Chief Executive Officer of the Company, for an aggregate consideration of RMB87,950,000 ($12,128,860) in cash, and 2) an agreement to transfer another 15% of the equity interest in Hongxin Wanda to Shanghai Jiani Jiarui Enterprise Management Consulting Partnership Enterprise (limited partnership) (“Shanghai Jiani Jiarui”), an entity controlled by Gangjiang Li, in exchange for 175,900,000 fund shares in Baijiayun Saimeite (Deqing) Dixin Investment Partnership Enterprise (limited partnership) (“Saimeite Deqing”) held by Shanghai Jiani Jiarui. Therefore, the Company classified the investment in Hongxin Wanda as held for sale asset and carried it at lower of carrying amount or fair value less cost to sell as of June 30, 2023. No impairment in relation to the held for sale asset was recognized as of June 30, 2023. The Company received the fund shares in Saimeite Deqing in December 2023.